INCOME TAXES - Unrecognized Tax Benefits (Details) (Successor, USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended
	Dec. 28, 2012	Dec. 26, 2014	Dec. 27, 2013
Successor
Reconciliation of the beginning and ending unrecognized tax benefits
Balance at beginning of period	$ 152	$ 249	$ 1,535
Increases related to prior year tax positions	817	8	45
Increases related to current year tax positions	566	153	52
Decreases related to prior year tax positions	0	0	(1,383)
Balance at end of period	$ 1,535	$ 410	$ 249